CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Common shares	Share premium.	Treasury shares	Hedging reserves	Translation reserves	Retained profit	Total
Equity at beginning of period at Dec. 31, 2020	$ 0.7	$ 102.0	$ (4.2)	$ (20.7)	$ 0.4	$ 939.3	$ 1,017.5
Comprehensive income/loss for the year:
Net profit/(loss) for the year						(19.2)	(19.2)
Other comprehensive income/(loss) for the year				6.9	(0.2)		6.6
Total comprehensive income/(loss) for the year				6.9	(0.2)	(19.2)	(12.6)
Capital increase	0.1	41.6					41.7
Transaction costs capital increase						(0.3)	(0.3)
Share-based compensation						1.2	1.2
Total changes in equity	0.1	41.6		6.9	(0.2)	(18.3)	30.1
Equity at end of period at Jun. 30, 2021	0.8	143.6	(4.2)	(13.8)	0.2	921.0	1,047.6
Equity at beginning of period at Dec. 31, 2020	0.7	102.0	(4.2)	(20.7)	0.4	939.3	1,017.5
Comprehensive income/loss for the year:
Net profit/(loss) for the year							(42.1)
Other comprehensive income/(loss) for the year							16.9
Total comprehensive income/(loss) for the year							(25.2)
Capital increase							57.9
Equity at end of period at Dec. 31, 2021	0.8	159.8	(4.2)	(3.6)	0.2	899.2	1,052.2
Comprehensive income/loss for the year:
Net profit/(loss) for the year						117.0	117.0
Other comprehensive income/(loss) for the year				39.3	(0.3)		39.0
Total comprehensive income/(loss) for the year				39.3	(0.3)	117.0	156.0
Capital increase		5.4					5.4
Share-based compensation						1.1	1.1
Total changes in equity		5.4		39.3	(0.3)	118.1	162.5
Equity at end of period at Jun. 30, 2022	$ 0.8	$ 165.2	$ (4.2)	$ 35.7	$ (0.1)	$ 1,017.3	$ 1,214.7